RUSSELL INVESTMENT COMPANY

Supplement dated April 16, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

DATED April 30, 2009

As Supplemented through March 16, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraphs regarding Logan Circle Partners, L.P. under the headings “Russell Strategic Bond Fund” and “Russell Short Duration Bond Fund” are deleted and replaced with the following:

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

RUSSELL INVESTMENT COMPANY

Supplement dated April 16, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Fund of Funds

DATED March 1, 2010

As Supplemented through March 16, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraphs regarding Logan Circle Partners, L.P. under the headings “Russell Strategic Bond Fund” and “Russell Short Duration Bond Fund” are deleted and replaced with the following:

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

RUSSELL INVESTMENT COMPANY

Supplement dated April 16, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED March 1, 2010

As Supplemented through March 16, 2010

In the section entitled “Money Manager Information” in the Non-Fund of Funds SAI, the paragraphs regarding Logan Circle Partners, L.P. under the headings “Russell Strategic Bond Fund” and “Russell Short Duration Bond Fund” are deleted and replaced with the following:

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.